Trade and Other Receivables	12 Months Ended
Dec. 31, 2021
Trade and Other Receivables [abstract]
Trade and Other Receivables

7.   TRADE AND OTHER RECEIVABLES

As at	December 31, 2021	December 31, 2020
Trade receivables from doré and concentrate sales	$25,718	$26,309
Advances and other receivables	4,424	4,108
Value added taxes recoverable - operations	46,345	13,432
Value added taxes recoverable - Lindero construction	-	32,706
Trade and other receivables	$76,487	$76,555

The Company’s trade receivables from concentrate and doré sales are expected to be collected in accordance with the terms of the existing concentrate and doré  sales contracts with its customers. No amounts were past due as at December 31, 2021 and 2020.

During the year ended Deember 31, 2021, all of the Lindero construction value added taxes were recovered.

During the year ended December 31, 2021, the Company sold VAT receivables in the amount of $5.5 million at a factor rate of 5% to a commercial bank in Burkina Faso, and recognized a provision of $0.9 million related to estimated VAT receivables anticipated to be sold in the next twelve months.